Intangible Assets - Summary of Key Assumption Used for Fair Value less Cost to Sell Calculations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 SGD ($)
Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
EV/S Multiple	7.7x
Headroom	$ 11,111
Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
EV/S Multiple	7.7x
Headroom	$ 28,938